Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Profit or loss [abstract]
Research and development expenses	$ 493	$ 499	$ 1,639
General and administrative expenses	970	1,550	2,469
Operating loss	1,463	2,049	4,108
Finance income	(29)	(210)	(305)
Finance expenses	1,204	475	676
Loss from continuing operations	2,638	2,314	4,479
Loss from discontinued operations, net		207	207
Loss	2,638	2,521	4,686
Total comprehensive loss	2,638	2,521	4,686
Attributable to:
Equity holders of the Company (continuing operations)	2,638	2,314	4,479
Equity holders of the Company (discontinued operations)		315	315
Non-controlling interests		(108)	(108)
Total Attributable	$ 2,638	$ 2,521	$ 4,686
Basic and diluted net loss per share attributable to equity holders of the Company:
Loss from continuing operations	$ 0.01	$ 0.02	$ 0.03
Loss from discontinued operations		0.002	0.002
Basic earnings net loss per share	0.01	0.022	0.032
Basic and diluted net loss per ADS attributable to equity holders of the Company:
Loss from continuing operations	0.28	0.60	1.04
Loss from discontinued operations		0.08	0.07
Diluted earnings net loss per share	$ 0.28	$ 0.68	$ 1.11